Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Statutory federal rate	21.00%	21.00%	35.00%
Domestic deferred tax assets, valuation allowances	$ 48,115	$ 3,093
Research tax credit carryforwards	$ 7,111
Net operating loss carryforwards, expiration start year	2029
Net operating loss carryforwards, expiration end year	2038
Unrecognized tax benefits	$ 1,088	1,088	$ 1,591	$ 1,591
Income tax expense (benefit) due to change in tax rate		$ (650)	$ 2,187
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, subject to expiration	9,911
Net operating loss carryforwards, not subject to expiration	$ 21,950
Net operating loss carryforwards, expiration start year	2026
Net operating loss carryforwards, expiration end year	2037
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, subject to expiration	$ 48,143
Net operating loss carryforwards, not subject to expiration	$ 3,443
Net operating loss carryforwards, expiration start year	2022
Net operating loss carryforwards, expiration end year	2039
Net operating loss carryforwards, subject to expiration	$ 51,626